National Collegiate Student Loan Trust 2006-1

Closing Date: March 9, 2006
Monthly Distribution Report

Collection Period	03/09/06 to 04/30/06
Monthly Distribution Date	05/25/06
Volume 1

I Asset and Liability Summary

A.            Student Loan Portfolio

		03/9/06 *	Change	04/30/06
1	Student Loan Principal	$729,482,488.93	$2,314,154.20	$731,796,643.13
2	Student Loan Accrued Interest + Accrued Late Fees	$11,771,597.58	$288,014.41	$12,059,611.99
3	Pool Balance	$741,254,086.51	$2,602,168.61	$743,856,255.12

* Reflects Post-Settlement Amounts

		03/31/06	Change	04/30/06
4	Weighted Average Coupon (WAC)	8.52%	0.47%	8.99%
5	Weighted Average Maturity (WAM)	265.3 Months	-1.2 Months	264.1 Months
6	Number of Loans	67,883	-100	67,783
7	Number of Borrowers	63,135	-95	63,040

B.             Trust Accounts and TERI Pledge Fund (at market value)

		03/09/06	Change	04/30/06
1	Collection Account + Collections Receivable Account	$7,387,957.53	$6,836,392.47	$14,224,350.00
2	Reserve Account (a)	$99,658,248.00	$599,259.55	$100,257,507.55
3	Total Trust Accounts	$107,046,205.53	$7,435,652.02	$114,481,857.55

4	TERI Pledge Fund	$38,447,891.38	$261,614.86	$38,709,506.24

5	Total Trust Accounts and TERI Pledge Fund	$145,494,096.91	$7,697,266.88	$153,191,363.79

6	Pool Balance + Trust Accounts	$848,300,292.04	$10,037,820.63	$858,338,112.67

7	Pool Balance + Trust Accounts + TERI Pledge Fund	$886,748,183.42	$10,299,435.49	$897,047,618.91

(a) Reserve Account Balance after 5/25 Monthly Distribution Date will be $99,970,905.16

C.	Securities	Cusip	Index	Spread	Initial Debt Issued	03/09/06	Change	04/30/06	Change	05/25/06	% of Securities
1	Class A-1	63543PBZ8	1M LIBOR	0.05%	$83,979,000.00	$83,979,000.00	$-	$83,979,000.00	$(1,850,349.86)	$82,128,650.14	9.14%
2	Class A-2	63543PCA2	1M LIBOR	0.14%	$170,071,000.00	$170,071,000.00	$-	$170,071,000.00	$-	$170,071,000.00	18.92%
3	Class A-3	63543PCB0	1M LIBOR	0.19%	$185,823,000.00	$185,823,000.00	$-	$185,823,000.00	$-	$185,823,000.00	20.67%
4	Class A-4	63543PCC8	1M LIBOR	0.25%	$139,591,000.00	$139,591,000.00	$-	$139,591,000.00	$-	$139,591,000.00	15.53%
5	Class A-5	63543PCD6	1M LIBOR	0.35%	$226,675,000.00	$226,675,000.00	$-	$226,675,000.00	$-	$226,675,000.00	25.22%
6	Class A-IO	63543PCE4	Fixed	5.50%	(a)	(a)	$-	(a)	$-	(a)	0.00%
7	Class B	63543PCF1	1M LIBOR	0.42%	$46,276,000.00	$46,276,000.00	$-	$46,276,000.00	$-	$46,276,000.00	5.15%
8	Class C	63543PCG9	1M LIBOR	0.60%	$48,282,000.00	$48,282,000.00	$-	$48,282,000.00	$-	$48,282,000.00	5.37%
9	Total Securities				$900,697,000.00	$900,697,000.00	$-	$900,697,000.00	$(1,850,349.86)	$898,846,650.14	100.00%
(a)	The initial notional amount, in effect thru the May 2010 Distribution Date, equals $226,675,000

D.

	Liquidity Note Information					03/31/06	Change	04/30/06	Change	05/25/06
1	Commitment					$65,000,000.00	$-	$65,000,000.00	$-	$65,000,000.00
2	Principal Balance Outstanding					$-	$-	$-	$-	$-
3	Draws					$-	$-	$-	$-	$-

National Collegiate Student Loan Trust 2006-1

II	Transactions and Accruals		From 3/9/06 to 4/30/06

A.		Student Loan Cash Principal Activity
	1	Principal Payments Received	$(3,072,240.90)
	2	Principal Claims from Guarantor	$-
	3	Repurchased Principal	$-
	4	New Loan Additions	$729,482,488.93
	5	Other Adjustments (cancellations, consolidations and other)	$(2,297,454.80)
	6	Total Principal Collections	$724,112,793.23

B.		Student Loan Non-Cash Principal Activity
	1	Capitalized Interest	$7,681,045.64
	2	Realized Losses	-
	3	New Loan Additions	$21,834.38
	4	Other Adjustments	$(19,030.12)
	5	Total Non-Cash Principal Activity	$7,683,849.90

C.		Total Student Loan Principal Activity (II.A.6 + II.B.5)	$731,796,643.13

D.		Student Loan Cash Interest & Fees Activity
	1	Interest Payments Received	$(1,317,788.14)
	2	Interest Claims from Guarantor	-
	3	Repurchased Interest	-
	4	New Loan Additions	$11,771,597.58
	5	Late Fees	$(318.02)
	6	Other Adjustments (cancellations, consolidations and other)	$(3,932.15)
	7	Total Interest Collections	$10,449,559.27

E.		Student Loan Non-Cash Interest & Fees Activity
	1	Interest Accruals	$9,309,966.30
	2	Capitalized Interest	$(7,681,045.64)
	3	Realized Losses	$-
	4	Other Adjustments	$(19,643.32)
	5	Non-Cash Late Fees	$775.38
	6	Total Non-Cash Interest Activity	$1,610,052.72

F.		Total Student Loan Interest & Fees Activity (II.D.7 + II.E.6)	$12,059,611.99

III	Prepayment Data

Prepayment Rate (six-month rate annualized) (1)

(1) The Prepayment Rate will be published on a semi-annual cycle. The initial measurement will be as of June 30, 2006

IV Collection Account Activity	From 3/9/06 to 4/30/06

A.	Collection Account
1	Collections by Servicers	$6,691,415.99
2	Claim Payments from Guarantor	$-
3	Liquidation Proceeds and Recoveries	$-
4	Sale Proceeds	$-
5	Investment Earnings on Trust Accounts	$737,732.60
6	Excess of Required Reserve Amount Balance	$-
7	Other Receipts (Late Fees and Other)	$318.02
8	Prior Month Allocation and Other Adjustments	$6,213.61
9	Advances or Reimbursements	$-
10	Opening Balance and Post Sale Settlement	$7,255,854.72
11	Total Available Funds	$14,691,534.94

B. Allocations thru 4/30/06 with Payments and Distributions for 5/25/06	Total Available	Remaining	Reserve Transfer /
	Funds	Funds	Draw Request
	$14,691,534.94	$14,691,534.94
1 Payment of Trustee Expenses, Servicers, Administrators, Paying Agent & Liquidity Note Provider Fees
(a) Payment of Trustee Expenses	$75,000.00	$14,616,534.94	$-
(b) Payment of Servicing Fees	$133,066.85	$14,483,468.09	$-
(c) Payment of Administration Fees & Expenses	$52,946.31	$14,430,521.78	$-
(d) Payment to Irish Paying Agent	$-	$14,430,521.78	$-
(e) Payment of Back-up Administration Fees	$2,000.00	$14,428,521.78	$-
(f) Payment of Liquidity Note Provider Fees and Expenses	$6,788.89	$14,421,732.89	$-
2 Allocation of Trustee Expenses, Servicers, Administrators, Paying Agent, & Liquidity Note Provider Fees
(a) Allocation of Trustee Expenses	$-	$14,421,732.89	$-
(b) Allocation of Servicing Fees	$133,066.85	$14,288,666.04	$-
(c) Allocation of Administration Fees & Expenses	$-	$14,288,666.04	$-
(d) Allocation to Irish Paying Agent	$-	$14,288,666.04	$-
(e) Allocation of Back-up Administration Fees	$-	$14,288,666.04	$-
(f) Allocation of Liquidity Note Provider Fees and Expenses	$-	$14,288,666.04	$-
3 Payment to TERI Pledge Fund, additional Guaranty Fees	$-	$14,288,666.04	$-
4 Allocation to TERI Pledge Fund, additional Guaranty Fees	$34,283.15	$14,254,382.89	$-
5 Payment of Interest Distribution Amount to Class A Securities and Liquidity Note Interest:
(a) Class A-1	$875,047.65	$13,379,335.24	$-
(b) Class A-2	$1,804,851.09	$11,574,484.15	$-
(c) Class A-3	$1,991,889.39	$9,582,594.76	$-
(d) Class A-4	$1,514,229.66	$8,068,365.10	$-
(e) Class A-5	$2,507,366.78	$5,560,998.32	$-
(f) Class A-IO	$2,631,948.61	$2,929,049.71	$-
(g) Liquidity Note Interest	$-	$2,929,049.71	$-
6 Payment of Interest Distribution Amount to Class B Securities:	$518,810.78	$2,410,238.93	$-
7 Payment of Interest Distribution Amount to Class C Securities:	$559,889.07	$1,850,349.86	$-
8 Transfer to Reinstate Reserve Account up to Required Reserve Amount Balance	$-	$1,850,349.86	$-
9 Payment to TERI, to Purchase Rehabilitated Loans	$-	$1,850,349.86	$-
10 Payment of Liquidity Note Balance until reduced to zero	$-	$1,850,349.86	$-
11 Payment of Principal Distribution:
(a) Class A-1	$1,850,349.86	$-	$-
(b) Class A-2	$-	$-	$-
(c) Class A-3	$-	$-	$-
(d) Class A-4	$-	$-	$-
(e) Class A-5	$-	$-	$-
(f) Class B Interest Carryover Shortfall	$-	$-	$-
(g) Class B	$-	$-	$-
(f) Class C Interest Carryover Shortfall	$-	$-	$-
(b) Class C	$-	$-	$-
12 Payment of any remaining Interest Carryover Shortfall to Class B Noteholders	$-	$-	$-
13 Payment of any remaining Interest Carryover Shortfall to Class C Noteholders	$-	$-	$-
14 Payment of the following:	$-	$-	$-
(a) Unreimbursed Advances	$-	$-	$-
(b) Payment of Indenture Trustee Fees, in excess of maximum amounts specified	$-	$-	$-
(c) Payment of Irish Paying Agent Fees and expenses, in excess of maximum amounts specified	$-	$-	$-
(d) Payment of Owner Trustee Fees and expenses, in excess of maximum amounts specified	$-	$-	$-
(e) Payment of Back-up Administration Fees and expenses, in excess of maximum amounts specified	$-	$-	$-
(f) Payment of indemnities, fees and expenses of the Servicers	$-	$-	$-
(g) Payment of Administration Fees and expenses allocated to the Notes	$-	$-	$-
(h) Payment of indemnities, fees and expenses to Liquidity Provider	$-	$-	$-
15 Remaining Amounts of Principal, if a Turbo Trigger is in effect	$-	$-	$-
16 Payment of any Prepayment Penalties to Class A-IO Noteholders previously unpaid	$-	$-	$-
17 Payment of structuring advisory fees and then to the Certificateholders, any remaining amounts	$-	$-	$-

National Collegiate Student Loan Trust 2006-1

V	Parity Calculations (excludes TERI Pledge Fund)	03/09/06	04/30/06

1	Senior Parity ((Pool Balance + Trust Accounts) / (Class A Securities + Outstanding Liquidity Note))	105.23%	106.48%
2	Total Parity ((Pool Balance + Trust Accounts) / (Securities+ Outstanding Liquidity Note)) (a)	94.18%	95.30%

(a) Parity ratio calculations includes all Securities

VI Portfolio Characteristics by Payment Status

	WAC		# of Loans		%		Principal Amount		%

Payment Status	03/31/06	04/30/06	03/31/06	04/30/06	03/31/06	04/30/06	03/31/06	04/30/06	03/31/06	04/30/06
Interim (1)
In School	8.55%	9.00%	60,286	60,114	88.81%	88.69%	$633,950,190.89	$639,235,465.17	87.26%	87.35%
Total Interim			60,286	60,114	88.81%	88.69%	$633,950,190.89	$639,235,465.17	87.26%	87.35%
Repayment
Active
Current	8.26%	8.87%	7,239	7,347	10.66%	10.84%	$88,747,090.71	$89,122,064.98	12.22%	12.18%
31-60 Days Delinquent	8.59%	8.92%	211	82	0.31%	0.12%	$2,186,510.62	$866,584.74	0.30%	0.12%
61-90 Days Delinquent	8.66%	9.21%	38	96	0.06%	0.14%	$441,649.15	$1,010,181.84	0.06%	0.14%
91-120 Days Delinquent	8.28%	9.09%	23	21	0.03%	0.03%	$182,258.38	$251,260.57	0.03%	0.03%
121-150 Days Delinquent	9.27%	8.67%	8	11	0.01%	0.02%	$73,918.09	$90,053.94	0.01%	0.01%
151-180 Days Delinquent	8.09%	10.04%	2	5	0.00%	0.01%	$27,289.38	$58,423.59	0.00%	0.01%
> 180 Days Delinquent	0.00%	8.56%	-	3	0.00%	0.00%	$-	$29,351.24	0.00%	0.00%

Forbearance	8.21%	8.75%	76	104	0.11%	0.15%	$924,526.67	$1,133,257.06	0.13%	0.15%
Total Repayment			7,597	7,669	11.19%	11.31%	$92,583,243.00	$92,561,177.96	12.74%	12.65%

Grand Total			67,883	67,783	100.00%	100.00%	$726,533,433.89	$731,796,643.13	100.00%	100.00%
(1) Loans in Interim Status have not yet had a scheduled payment.

VII Portfolio Characteristics by Borrower Type and Program Type

		03/31/06		04/30/06
Borrower Type		Principal Amount	%	Principal Amount	%

1	Creditworthy Cosigned Loans	$563,097,345.93	77.50%	$567,344,262.21	77.53%
2	Creditworthy Non-Cosigned Loans	$160,316,391.73	22.07%	$161,342,284.17	22.05%
3	Creditready Loans	$3,119,696.23	0.43%	$3,110,096.75	0.42%

Total		$726,533,433.89	100.00%	$731,796,643.13	100.00%

		03/31/06		04/30/06
Program Type		Principal Amount	%	Principal Amount	%

1	Continuing Education	$14,785,633.99	2.04%	$14,898,246.32	2.04%
2	Graduate	$82,362,205.07	11.34%	$83,329,267.92	11.39%
3	K-12	$22,309,823.75	3.07%	$21,897,466.79	2.99%
4	Medical	$11,994,310.67	1.65%	$11,919,991.35	1.63%
5	Undergraduate	$587,861,684.52	80.91%	$592,549,865.72	80.97%
6	Consolidation, Parent, Other	$7,219,775.89	0.99%	$7,201,805.03	0.98%

Total		$726,533,433.89	100.00%	$731,796,643.13	100.00%

National Collegiate Student Loan Trust 2006-1

VIII	Default Information, TERI Claims, Net Losses and Related Information

		3/31/06	4/30/06
		Principal Amount	Principal Amount
A.	Cumulative Claims Filed to TERI (1)	$61,757.99	$113,359.73

B.	Cumulative Gross Default Rate (2)	0.06%	0.12%

C.	Claims Cancelled (Non-Default)	$-	$-

D.	Cumulative Default Rate after Claims Cancelled (3) (4)	0.06%	0.12%

E.	Cumulative Claim Payments Made by TERI	$-	$-

F.	Claims in Process	$61,757.99	$113,359.73

G.	Cumulative net loss, claims rejected, aged 24 months or more	$-	$-

H.	Has a Material Change to Charge-Off Method Occurred?	No	No

I.	Has a Material Change to Asset Terms, Fees, Penalties or Payments Occurred?	No	No

J.	Has a Material Breach of Pool Asset Representations or Warranties or Transaction Covenants Occurred?	No	No

(1)	Cumulative principal balance of student loans subject to a TERI guaranty event as of the last day of the Collection Period.
(2)	Section VIII.A divided by the principal balance of all Student Loans that have entered repayment status plus cumulative principal payments received by the Trust.
(3)	Section VIII.A adjusted by ( C ) Claims Cancelled and returned to a non-default status divided by the cumulative principal balance defined in footnote (2).
(4)	Cumulative Default Rate is based on loans in repayment rather than initial loans purchased as described in the Indenture.

IX	Triggers and Other Information

1	Has a change occurred in the notional amount of the Class A-IO? No - next change date is June 2010
2	Has Prepayment Penalty occurred on Class A-IO Notes? (The scheduled Reference Amount exceeds the notional amount on Distribution Date)? No - next change date is June 2010
3	Has a Required Reserve Amount Balance date occurred? No - first date is March 2007
4	Note Parity Trigger (Pool Balance plus Reserve Account, at end of Collection period, is less than 101% of Outstanding Debt and Liquidity Notes after payments on Distribution Date).
- Has Note Parity Trigger occurred? Yes
- If so, the date such trigger occurred. 4/30/06
- Is Note Parity Trigger currently in effect? Yes
5	Subordinate Note Interest Triggers (Cumulative Default Rate equals or exceeds set rates) (a)
- Has a Class B Note Interest Trigger occurred? No
- If so, the date the Class B Note Interest Trigger occurred.
- Is a Class B Note Interest Trigger currently in effect? No
- Has a Class C Note Interest Trigger occurred? No
- If so, the date the Class C Note Interest Trigger occurred.
- Is a Class C Note Interest Trigger currently in effect? No
6	Subordinate Note Principal Trigger (Note Parity Trigger has occurred or Cumulative Gross Default Rate greater than 10% and TERI is no longer paying claims) (a)
- Has a Subordinate Note Principal Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Subordinate Note Principal Trigger currently in effect? No
7
Turbo Trigger (Principal Balance of loans is equal to or less than 10% of the Principal Balance as of the cut off date or Cumulative Default Rate is greater than 10% and TERI is no longer paying claims) (a)

- Has a Turbo Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Turbo Trigger currently in effect? No
8	Has the Stepdown Date of May 25, 2012 occurred (On or after Stepdown Date and if a Subordinate Note Trigger is in effect, Principal Distribution method will change)? No.
9	Has the Parity Ratio reached it's release point of 103%? No
10	Has Trust exceeded annual fees or expense cap to Service Providers? No

(a)	See VIII. Default Information, TERI Claims, Net Losses and Related Information (above) for Cumulative Default Rate and calculation.